Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax
30.	INCOME TAX

Income tax in the profit or loss comprises:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Provision for PRC income tax	3,478	3,147	3,408
Provision for income tax of other tax jurisdictions	155	123	120
Deferred taxation	2,360	2,922	3,282

	5,993	6,192	6,810

A reconciliation of the expected tax expense with the actual tax expense is as follows:

			Year ended December 31,
	Notes		2016	2017	2018
			RMB	RMB	RMB
Earnings before income tax			24,116	24,953	28,148

Expected income tax expense at statutory tax rate of 25%	(i	)	6,029	6,238	7,037
Differential tax rate on PRC subsidiaries’ and branches’ income	(i	)	(275)	(108)	(291)
Differential tax rate on other subsidiaries’ income	(ii	)	(53)	(82)	(58)
Non-deductible expenses	(iii	)	485	380	537
Non-taxable income	(iv	)	(105)	(112)	(319)
Others	(v	)	(88)	(124)	(96)

Actual income tax expense			5,993	6,192	6,810

Notes:

(i)

Except for certain subsidiaries and branches which are mainly taxed at a preferential rate of 15%, the provision for mainland China income tax is based on a statutory rate of 25% of the assessable income of the Company, its mainland China subsidiaries and branches as determined in accordance with the relevant income tax rules and regulations of the PRC.

(ii)

Income tax provisions of the Company’s subsidiaries in Hong Kong and Macau Special Administrative Regions of the PRC, and in other countries are based on the subsidiaries’ assessable income and income tax rates applicable in the respective tax jurisdictions which range from 8% to 35%.

(iii)	Amounts represent miscellaneous expenses in excess of statutory deductible limits for tax purposes.
(iv)	Amounts represent miscellaneous income which are not subject to income tax.
(v)	Amounts primarily represent settlement of tax filing differences of prior year annual tax return and other tax benefits.